Financial - risk management objectives and policies - Aging of obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial risk management [Line Items]
Lease Liabilities	$ 7,473	$ 10,320
Trade and other payables	380,320	299,006
Total financial liabilities	626,782	706,580	$ 738,534	$ 1,057,975
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	283,807	281,747
Accounts payable - related parties	5,623	3,468
Senior unsecured credit facility	0
Lease Liabilities	50,623	59,592
Other accounts payable	25,414	26,714
Trade and other payables	38,800	25,900
Total financial liabilities	365,467	371,521
Sociedad Minera Cerro Verde S.A.A. | On Demands [Member]
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	0	0
Accounts payable - related parties	0	0
Lease Liabilities	0	0
Other accounts payable	0	0
Total financial liabilities	0	0
Sociedad Minera Cerro Verde S.A.A. | Not later than three months [member]
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	281,495	276,541
Accounts payable - related parties	4,167	2,087
Lease Liabilities	1,569	1,420
Other accounts payable	20,937	22,285
Total financial liabilities	308,168	302,333
Sociedad Minera Cerro Verde S.A.A. | Later than three months and not later than one year [member]
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	2,312	5,206
Accounts payable - related parties	1,456	1,381
Lease Liabilities	7,878	8,489
Other accounts payable	4,477	4,429
Total financial liabilities	16,123	19,505
Sociedad Minera Cerro Verde S.A.A. | Between 2 and 5 years [member]
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	0	0
Accounts payable - related parties	0	0
Lease Liabilities	41,176	49,683
Other accounts payable	0	0
Total financial liabilities	41,176	49,683
Sociedad Minera Cerro Verde S.A.A. | More than 5 years
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	0	0
Accounts payable - related parties	0	0
Lease Liabilities	0	0
Other accounts payable	0	0
Total financial liabilities	$ 0	$ 0